Financial instruments and related risk management (Tables)	12 Months Ended
Dec. 31, 2025
Financial instruments and related risk management [Abstract]
Pre-tax exposure to foreign currency exchange risk
Carrying value
Currency (Cdn) Gain (loss)
Cash and cash equivalents USD $ 207,370 $ 10,368
Accounts receivable USD 317,839 15,892
Accounts payable and accrued liabilities USD (501,457) (25,073)
Net foreign currency derivatives USD 3,922 (153,023)

Counterparty credit risk, as represented by the carrying amount of the financial assets	2025 2024 Cash and cash equivalents $ 1,114,860 $ 600,462 Short-term investments 99,603 - Accounts receivable [note 6] 343,974 318,126 Derivative assets [note 10] 21,166 103
Exposure to credit risk for trade receivables	Carrying value Investment grade credit rating $ 318,933 Non-investment grade credit rating 19,493 Total gross carrying amount $ 338,426 Loss allowance - Net $ 338,426
Aged trade receivables	Corporate Other customers customers Total Current (not past due) $ 336,369 $ 1,015 337,384 1-30 days past due - 32 32 More than 30 days past due - 1,010 1,010 Total $ 336,369 $ 2,057 338,426
Liquidity risk, company's available debt facilities	Outstanding and Total amount committed Amount available Unsecured revolving credit facility [note 13] $ 1,000,000 $ - $ 1,000,000 Letter of credit facilities [note 13] 1,793,917 1,529,574 264,343
Maturity analysis of financial liabilities
Due in
Carrying Contractual
less than
Due in 1-3 Due in 3-5 Due after 5
amount
cash flows
1 year
years
years
years
Accounts payable and accrued liabilities $ 871,355 $ 871,355 $ 871,355 $ - $ - $ -
Long-term debt 996,348 1,000,000 - 400,000 - 600,000
Foreign currency contracts 17,244 17,244 11,589 5,655 - -
Interest rate contracts 1,677 1,677 756 921 - -
Lease obligation [note 14] 14,933 17,914 3,339 5,293 2,950 6,332
Total contractual repayments $ 1,901,557 $ 1,908,190 $ 887,039 $ 411,869 $ 2,950 $ 606,332
Due in
less than
Due in 1-3 Due in 3-5 Due after 5
Total
1 year
years
years
years
Total interest payments on long-term debt $ 245,980 $ 41,590 $ 71,380 $ 59,580 $ 73,430

Carrying amounts and accounting classifications
At December 31, 2025
FVTPL
Amortized
cost
Total
Financial assets
Cash and cash equivalents $ - $ 1,114,860 $ 1,114,860
Short-term investments - 99,603 99,603
Accounts receivable [note 6] - 360,312 360,312
Derivative assets [note 10]
Foreign currency contracts 21,166 - 21,166
$ 21,166 $ 1,574,775 $ 1,595,941
Financial liabilities
Accounts payable and accrued liabilities [note 12] $ - $ 871,355 $ 871,355
Lease obligation [note 14] - 14,933 14,933
Derivative liabilities [note 14]
Foreign currency contracts 17,244 - 17,244
Interest rate contracts 1,677 - 1,677
Long-term debt [note 13] - 996,348 996,348
18,921 1,882,636 1,901,557
Net $ 2,245 $ (307,861) $ (305,616)
At December 31, 2024
FVTPL
Amortized
cost
Total
Financial assets
Cash and cash equivalents $ - $ 600,462 $ 600,462
Accounts receivable [note 6] - 346,800 346,800
Derivative assets [note 10]
Foreign currency contracts 103 - 103
$ 103 $ 947,262 $ 947,365
Financial liabilities
Accounts payable and accrued liabilities [note 12] $ - $ 619,035 $ 619,035
Current portion of long-term debt [note 13] - 285,707 285,707
Lease obligation [note 14] - 9,839 9,839
Derivative liabilities [note 14]
Foreign currency contracts 140,437 - 140,437
Interest rate contracts 3,172 - 3,172
Long-term debt [note 13] - 995,583 995,583
143,609 1,910,164 2,053,773
Net $ (143,506) $ (962,902) $ (1,106,408)

Carrying amounts and level 2 fair value measurement
As at December 31, 2025
Carrying value Fair value
Derivative assets [note 10]
Foreign currency contracts $ 21,166 $ 21,166
Derivative liabilities [note 14]
Foreign currency contracts (17,244) (17,244)
Interest rate contracts (1,677) (1,677)
Long-term debt [note 13] (996,348) (1,046,819)
Net
$ (994,103) $ (1,044,574)
As at December 31, 2024
Carrying value Fair value
Derivative assets [note 10]
Foreign currency contracts $ 103 $ 103
Current portion of long-term debt [note 13] (285,707) (285,707)
Derivative liabilities [note 14]
Foreign currency contracts (140,437) (140,437)
Interest rate contracts (3,172) (3,172)
Long-term debt [note 13] (995,583) (1,058,055)
Net $ (1,424,796) $ (1,487,268)

Fair value of derivative instruments and classification
2025 2024
Non-hedge derivatives:
Foreign currency contracts $ 3,922 $ (140,334)
Interest rate contracts (1,677) (3,172)
Net $ 2,245 $ (143,506)
Classification:
Current portion of long-term receivables, investments and other [note 10] $ 8,933 $ 68
Long-term receivables, investments and other [note 10] 12,233 35
Current portion of other liabilities [note 14] (12,345) (83,890)
Other liabilities [note 14] (6,576) (59,719)
Net $ 2,245 $ (143,506)

Summary of components of non-hedge derivative gains losses
The following table summarizes the different components of the gains (losses) on derivatives included in net earnings:
2025 2024
Non-hedge derivatives:
Foreign currency contracts $ 94,838 $ (182,988)
Interest rate contracts 179 (115)
Net $ 95,017 $ (183,103)